SCUDDER
                                                                     INVESTMENTS

Scudder Total Return Bond Fund

Supplement to the currently effective prospectus

--------------------------------------------------------------------------------

The following revises "The portfolio managers" section of the prospectus.

The following people handle the day-to-day management of the fund.

  Gary W. Bartlett                       William T. Lissenden
  CFA, Managing Director of Deutsche     Director of Deutsche Asset Management
  Asset Management and Lead Manager      and Co-Manager of the fund.
  of the fund.                            o   Joined Deutsche Asset Management
   o   Joined Deutsche Asset                  in 2002.
       Management in 1992.                o   Prior to that, fixed income
   o   Analyst specializing in taxable        strategist and director of
       municipal and government               research at Conseco Capital
       investments.                           Management, director of fixed
   o   Began investment career in 1982.       income research and product
   o   MBA, Drexel University.                management at Prudential
                                              Securities, national sales
  Warren S. Davis                             manager for fixed income
  Managing Director of Deutsche Asset         securities at Prudential
  Management and Co-Manager of the            Securities and institutional
  fund.                                       sales professional at several
   o   Joined Deutsche Asset                  firms including Prudential,
       Management in 1995.                    Goldman Sachs and Merrill Lynch.
   o   Analyst specializing in            o   MBA, Baruch College.
       mortgage- and asset-backed
       securities.                       Daniel R. Taylor
   o   Began investment career in 1985.  CFA, Managing Director of Deutsche
   o   MBA, Drexel University.           Asset Management and Co-Manager of
                                         the fund.
  Thomas J. Flaherty                      o   Joined Deutsche Asset Management
  Managing Director of Deutsche Asset         in 1998.
  Management and Co-Manager of the        o   Prior to that, fixed income
  fund.                                       portfolio manager, asset-backed
   o   Joined Deutsche Asset                  securities analyst and senior
       Management in 1995.                    credit analyst, CoreStates
   o   Analyst specializing in                Investment Advisors, from 1992 to
       corporate bonds and mortgages.         1998.
   o   Began investment career in 1984.   o   Analyst specializing in
                                              asset-backed securities and
  J. Christopher Gagnier                      government securities.
  Managing Director of Deutsche Asset     o   Began investment career in 1992.
  Management and Co-Manager of the
  fund.                                  Timothy C. Vile
   o   Joined Deutsche Asset             CFA, Managing Director of Deutsche
       Management in 1997.               Asset Management and Co-Manager of
   o   Prior to that, portfolio          the fund.
       manager, PaineWebber, from 1984    o   Joined Deutsche Asset Management
       to 1997.                               in 1991.
   o   Analyst specializing in            o   Prior to that, portfolio manager
       asset-backed securities and            for fixed income portfolios at
       government investments.                Equitable Capital Management.
   o   Began investment career in 1979.   o   Began investment career in 1984.
   o   MBA, University of Chicago.

               Please Retain This Supplement for Future Reference

November 6, 2003